UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leonard Green & Partners, L.P.
Address: 11111 Santa Monica Boulevard
         Suite 2000
         Los Angeles, California  90025

13F File Number:  028-13778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Gennaro
Title:     Chief Operating Officer, LGP Management, Inc.
Phone:     310-954-0444

Signature, Place, and Date of Signing:

 /s/    Michael Gennaro     Los Angeles, CA/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $1,712,473 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    68250  3372054 SH       DEFINED*              3372054        0        0
AIR LEASE CORP                 CL A             00912X302   168681  6944444 SH       DEFINED*              6944444        0        0
BJS WHOLESALE CLUB INC         COM              05548J106   151050  3000000 SH  CALL DEFINED*              3000000        0        0
BJS WHOLESALE CLUB INC         COM              05548J106   105735  2100000 SH       DEFINED*              2100000        0        0
CASCADE BANCORP                COM NEW          147154207   115834 11468750 SH       DEFINED*             11468750        0        0
WHOLE FOODS MKT INC            COM              966837106  1102923 17382549 SH       DEFINED*             17382549        0        0


*Leonard Green & Partners, L.P. (the "Reporting Manager") is an adviser to all of the owners of the securities in the indicated
rows, and may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. Except as otherwise indicated in reports filed under such provisions, the filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange
Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the
Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting
Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange
Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.
